Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Salaries	$ 7,045	$ 7,339	$ 7,023
Variable compensation	7,954	8,280	7,520
Variable compensation - performance awards	3,205	3,190	3,209
Variable compensation - financial advisors	4,508	4,860	4,091
Variable compensation - other	241	229	220
Contractors	323	381	375
Social security	944	978	899
Post-employment benefit plans	794	833	845
of which: defined benefit plans	437	470	502
of which: defined contribution plans	357	363	343
Other personnel expenses	621	576	561
Total personnel expenses	17,680	18,387	17,224
Curtailments	20	80	0
Increase (decrease) due to modification of deferred compensation awards
Entity [Table]
Variable compensation - performance awards			240
Social security			20
Other personnel expenses			20
Total personnel expenses			280
UBS AG
Entity [Table]
Salaries	5,528	5,723	5,535
Variable compensation	7,636	7,973	7,246
Variable compensation - performance awards	2,910	2,916	2,953
Variable compensation - financial advisors	4,508	4,860	4,091
Variable compensation - other	217	196	201
Contractors	119	142	138
Social security	730	762	704
Post-employment benefit plans	555	582	597
of which: defined benefit plans	256	280	306
of which: defined contribution plans	299	303	291
Other personnel expenses	513	479	466
Total personnel expenses	15,080	15,661	14,686
Curtailments	$ 13	$ 49	0
UBS AG | Increase (decrease) due to modification of deferred compensation awards
Entity [Table]
Variable compensation - performance awards			240
Social security			20
Other personnel expenses			10
Total personnel expenses			$ 270